Summary of Operations of Discontinued Markets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations And Disposal Groups [Abstract]
Net revenue			$ 765	$ 4,020	$ 9,574
(Loss) income from discontinued operations, before income taxes	(45)	(287)	(960)	3,835	(2,455)
Income tax benefit (expense)	17		362	(1,447)	660
(Loss) income from discontinued operations, after tax	$ (28)	$ (287)	$ (598)	$ 2,388	$ (1,795)